INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	$ 580	$ 559
Regulatory assets and liabilities	449	222
Non-capital losses	27	139
Non-depreciable capital property	255	273
Tax credit carryforwards	244	212
Investment in subsidiaries	113	106
Capital losses	19	0
Environmental expenditures	16	19
Other	11	7
Deferred income tax assets gross	1,714	1,537
Less: valuation allowance	(393)	(385)
Total deferred income tax assets	1,321	1,152
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	2,531	2,183
Pension assets	235	31
Total deferred income tax liabilities	2,766	2,214
Net deferred income tax liabilities	$ (1,445)	$ (1,062)